Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on March 30, 2021, the holders of the Founder Shares, Private Placement Units (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination, as well as rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotment at the Initial Public Offering price, less the underwriter discounts and commissions. On April 14, 2021, the underwriters elected to fully exercise the over-allotment option to purchase an additional 1,500,000 Units at a price of $10.00 per Unit.

Service Provider Agreements

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help identify potential target businesses, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination with Cognos or with another target business.

Right of First Refusal

Subject to certain conditions, the Company will grant Chardan Capital Markets (“Chardan”), for a period of 12 months after the date of the consummation of a Business Combination, a right of first refusal to act as book running manager, with at least 30% of the economics, for any and all future public and private equity and debt offerings. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the Registration Statement.

Merger Agreement

On December 30, 2022, the Company entered into a Merger Agreement with Merger Sub, and Cognos, with respect to a proposed initial business combination which would involve a domestication of the Company as a Delaware corporation, in connection with which the Company would also change its name to “Cognos Therapeutics Holdings, Inc.”, followed by the Merger with Cognos continuing as the surviving entity and a wholly-owned subsidiary of the Company.

In consideration for and in connection with the Merger, the current holders of shares of Cognos’ common stock, par value $0.0001 per share, will have their shares canceled and converted into the right to receive a certain number of shares of common stock of Nocturne (which will at the relevant time be a Delaware corporation) as provided for in the Merger Agreement. The Company intends to call an extraordinary general meeting of the holders of its ordinary shares, par value $0.0001 per share, to seek shareholder approval of the Company Shareholder Voting Matters (as defined in the Merger Agreement), including the Merger.

Pursuant to the Merger Agreement, (i) the Domestication and (ii) Merger Sub will merge with and into Cognos with Cognos continuing as the surviving entity and a wholly-owned subsidiary of Nocturne (the “Merger” and together with the Domestication and the other transactions contemplated by the Merger Agreement. In connection with the Domestication, the Company will change its name to “Cognos Therapeutics Holdings, Inc.” We refer to the Company following the Business Combination as “Cognos Therapeutics.”

As a result of the Domestication, each issued and outstanding ordinary share of the Company will be converted into an equal number of shares of common stock of Cognos Therapeutics, par value $0.0001 per share (“Cognos Therapeutics Common Stock”), and each right to receive ordinary shares of the Company (each, a “Right”) will convert into the right to receive one-tenth (1/10) of one share of Cognos Therapeutics Common Stock. At the closing of the Business Combination, each Right will receive one-tenth (1/10) of one share of Cognos Therapeutics Common Stock.

In connection with the Business Combination, the Company’s Sponsor, Nocturne Sponsor, LLC, agreed to forfeit certain equity securities of the Company owned by it under certain circumstances pursuant to the Sponsor Forfeiture Agreement. The Sponsor Forefeiture agreements defines that cash on hand shall not be less than the Minimum Cash Amount and to proceed with the Closing, then at (and contingent upon) the Closing, the Sponsor shall irrevocably forfeit and surrender to the Company certain of its Sponsor Shares, as calculated based on the following scenarios: the Sponsor shall (a) keep 2,963,000 shares (eighty-seven and one-half percent (87.5%) of Sponsor Shares) and forfeit the rest if the Company’s cash on hand is less than the Minimum Cash Amount but equals or exceeds $7,500,000, (b) keep 2,539,000 shares (seventy-five percent (75%) of Sponsor Shares) and forfeit the rest if the Company’s cash on hand is less than $7,500,000 but equals or exceeds $5,000,000 and (c) keep 1,693,000 shares (fifty percent (50%) of Sponsor Shares) and forfeit the rest if the Company has no cash on hand at Closing. The number of Sponsor Shares kept and forfeited shall be pro-rated to the extent Nocturne’s cash on hand falls between any of the amounts in clauses (a) through (c) above.

On September 29, 2023, Nocturne, Cognos and Merger Sub entered into the First Amendment to the Merger Agreement (the “Amendment”), to change the date after which either Nocturne or Cognos may terminate the Merger Agreement if the closing of the transactions contemplated thereby has not occurred from September 30, 2023 to March 31, 2024.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on March 30, 2021, the holders of the Founder Shares, Private Placement Units (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination, as well as rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotment at the Initial Public Offering price, less the underwriter discounts and commissions. On April 14, 2021, the underwriters elected to fully exercise the over-allotment option to purchase an additional 1,500,000 Units at a price of $10.00 per Unit.

Consulting Agreement

In January 2021, the Company entered into a consulting arrangement for investor relations and other consulting services. The agreement provided for an up-front fee of $10,000, which was paid at the closing of the Initial Public Offering, and an aggregate fee of $100,000 payable upon completion of a Business Combination (the “Success Fee”). A total of 50% of the Success Fee, or $50,000, is payable if the agreement is terminated prior to the initial Business

Combination. For the year ended December 31, 2022, the Company did not incur any fees for these services. For the year ended December 31, 2021, the Company incurred $50,000 in such fees, which is included in accrued expenses as of December 31, 2021.

Service Provider Agreements

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help identify potential target businesses, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination with Cognos or with another target business.

Right of First Refusal

Subject to certain conditions, the Company will grant Chardan, for a period of 12 months after the date of the consummation of a Business Combination, a right of first refusal to act as book running manager, with at least 30% of the economics, for any and all future public and private equity and debt offerings. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the Registration Statement.

Merger Agreement

On December 30, 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Nocturne Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Cognos Therapeutics, Inc., a Delaware corporation (“Cognos”), with respect to a proposed initial business combination which would involve a domestication of the Company as a Delaware corporation, in connection with which the Company would also change its name to “Cognos Therapeutics Holdings, Inc.”, followed by a merger of Merger Sub with and into Cognos (the “Merger”), with Cognos continuing as the surviving entity and a wholly owned subsidiary of the Company.

In consideration for and in connection with the Merger, the current holders of shares of Cognos’ common stock, par value $0.0001 per share, will have their shares canceled and converted into the right to receive a certain number of shares of common stock of Nocturne (which will at the relevant time be a Delaware corporation) as provided for in the Merger Agreement. The Company intends to call an extraordinary general meeting of the holders of its ordinary shares, par value $0.0001 per share, to seek shareholder approval of the Company Shareholder Voting Matters (as defined in the Merger Agreement), including the Merger.

Pursuant to the Merger Agreement, (i) the Company will domesticate as a Delaware corporation and de-register as a Cayman Islands exempted company (the “Domestication”) and (ii) Merger Sub will merge with and into Cognos with Cognos continuing as the surviving entity and a wholly owned subsidiary of Nocturne (the “Merger” and together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Business Combination”). In connection with the Domestication, the Company will change its name to “Cognos Therapeutics Holdings, Inc.” We refer to the Company following the Business Combination as “Cognos Therapeutics.”

As a result of the Domestication, each issued and outstanding ordinary share of the Company will be converted into an equal number of shares of common stock of Cognos Therapeutics, par value $0.0001 per share (“Cognos Therapeutics Common Stock”), and each right to receive ordinary shares of the Company (each, a “Right”) will convert into the right to receive one-tenth (1/10) of one share of Cognos Therapeutics Common Stock. At the closing of the Business Combination, each Right will receive one-tenth (1/10) of one share of Cognos Therapeutics Common Stock.

The Merger Agreement contains customary representations and warranties, covenants and indemnification provisions and is subject to customary closing conditions (including the receipt of shareholder approval at the Company extraordinary general meeting described above). The foregoing description of the Merger Agreement and the transactions and documents contemplated thereby is not complete and is subject to and qualified in its entirety by reference to the Merger Agreement, a copy of which is filed with this Current Report on Form 8-K as Exhibit 2.1, and the terms of which are incorporated by reference herein.

In connection with the Business Combination, the Company’s sponsor, Nocturne Sponsor, LLC (the “Sponsor”), agreed to forfeit certain equity securities of the Company owned by it (collectively, the “Sponsor Shares”) under certain circumstances pursuant to the Sponsor Forfeiture Agreement, as further described below under “Sponsor Forfeiture Agreement.”

For additional information, refer to the Company’s Current Reports on Form 8-K, as filed with the SEC on January 4, 2023 and January 9, 2023, respectively.